DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - Fair Value of Derivative Instruments in the Condensed Consolidated Statements of Financial Position (Details) - USD ($) $ in Millions	Feb. 02, 2018	Feb. 03, 2017
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	$ 369	$ 403
Derivative liability, liability position	(470)	(262)
Gross Amounts of Recognized Assets/ (Liabilities)	(101)	141
Other Current Assets
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	69	200
Other Non- Current Assets
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	14	5
Other Current Liabilities
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	(183)	(61)
Other Non-Current Liabilities
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	(1)	(3)
Designated as cash flow hedging instruments
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	(39)	33
Designated as cash flow hedging instruments | Other Current Assets
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	2	22
Designated as cash flow hedging instruments | Other Non- Current Assets
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	0	0
Designated as cash flow hedging instruments | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	(41)	11
Designated as cash flow hedging instruments | Other Non-Current Liabilities
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	0	0
Designated as cash flow hedging instruments | Foreign exchange contracts:
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	20	58
Derivative liability, liability position	(59)	(25)
Designated as cash flow hedging instruments | Foreign exchange contracts: | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	9	41
Derivative liability, liability position	(7)	(19)
Designated as cash flow hedging instruments | Foreign exchange contracts: | Other Non- Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	0	0
Derivative liability, liability position	0	0
Designated as cash flow hedging instruments | Foreign exchange contracts: | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	11	17
Derivative liability, liability position	(52)	(6)
Designated as cash flow hedging instruments | Foreign exchange contracts: | Other Non-Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	0	0
Derivative liability, liability position	0	0
Non-designated as hedging instruments
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	(62)	108
Non-designated as hedging instruments | Other Current Assets
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	67	178
Non-designated as hedging instruments | Other Non- Current Assets
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	14	5
Non-designated as hedging instruments | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	(142)	(72)
Non-designated as hedging instruments | Other Non-Current Liabilities
Derivatives, Fair Value [Line Items]
Gross Amounts of Recognized Assets/ (Liabilities)	(1)	(3)
Non-designated as hedging instruments | Foreign exchange contracts:
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	338	342
Derivative liability, liability position	(410)	(234)
Non-designated as hedging instruments | Foreign exchange contracts: | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	194	309
Derivative liability, liability position	(127)	(131)
Non-designated as hedging instruments | Foreign exchange contracts: | Other Non- Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	3	2
Derivative liability, liability position	0	0
Non-designated as hedging instruments | Foreign exchange contracts: | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	141	31
Derivative liability, liability position	(283)	(103)
Non-designated as hedging instruments | Foreign exchange contracts: | Other Non-Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	0	0
Derivative liability, liability position	0	0
Non-designated as hedging instruments | Interest rate contracts:
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	11	3
Derivative liability, liability position	(1)	(3)
Non-designated as hedging instruments | Interest rate contracts: | Other Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	0	0
Derivative liability, liability position	0	0
Non-designated as hedging instruments | Interest rate contracts: | Other Non- Current Assets
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	11	3
Derivative liability, liability position	0	0
Non-designated as hedging instruments | Interest rate contracts: | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	0	0
Derivative liability, liability position	0	0
Non-designated as hedging instruments | Interest rate contracts: | Other Non-Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative asset, asset position	0	0
Derivative liability, liability position	$ (1)	$ (3)